UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Balanced Portfolio

The schedules are not audited.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 53.9%
		Consumer Discretionary: 6.9%
10,029		Abercrombie & Fitch Co.	$159,361	0.0
3,848	@	Amazon.com, Inc.	3,221,969	0.7
15,814		American Eagle Outfitters, Inc.	282,438	0.1
25,477		Barratt Developments PLC	163,104	0.0
5,833	L	Big Lots, Inc.	278,526	0.1
7,137		Brunswick Corp.	348,143	0.1
11,538	@	Burlington Stores, Inc.	934,809	0.2
3,933		CalAtlantic Group, Inc.	131,520	0.0
5,250		Cheesecake Factory	262,815	0.1
1,335		Churchill Downs, Inc.	195,377	0.0
2,356		Cinemark Holdings, Inc.	90,188	0.0
69,369		Coach, Inc.	2,536,131	0.6
30,257		Comcast Corp. – Class A	2,007,249	0.5
1,086		Cracker Barrel Old Country Store, Inc.	143,591	0.0
3,940		Daimler AG	277,880	0.1
13,444		Dana, Inc.	209,592	0.0
2,110		Dick's Sporting Goods, Inc.	119,679	0.0
38,159	@	Dish Network Corp. - Class A	2,090,350	0.5
2,294		Domino's Pizza, Inc.	348,344	0.1
6,004	L	Flight Centre Travel Group Ltd.	168,080	0.0
18,374		Foot Locker, Inc.	1,244,287	0.3
6,900		Fuji Heavy Industries Ltd.	258,884	0.1
3,576	L	GameStop Corp.	98,662	0.0
16,598		Gentex Corp.	291,461	0.1
24,555		Hasbro, Inc.	1,947,948	0.5
2,142	@	Helen of Troy Ltd.	184,576	0.0
19,393		Home Depot, Inc.	2,495,491	0.6
3,589		Hugo Boss AG	198,672	0.1
1,855		InterContinental Hotels Group PLC	76,453	0.0
790		International Speedway Corp.	26,402	0.0
38,095		Interpublic Group of Cos., Inc.	851,423	0.2
8,400		Isuzu Motors Ltd.	98,877	0.0
71,001		ITV PLC	172,228	0.0
2,197		Jack in the Box, Inc.	210,780	0.1
6,149		KB Home	99,122	0.0
6,206	@	LKQ Corp.	220,065	0.1
2,431		LVMH Moet Hennessy Louis Vuitton SE	414,514	0.1
11,674		Marriott International, Inc.	786,010	0.2
6,900		Mazda Motor Corp.	105,858	0.0
23,095		McDonald's Corp.	2,664,239	0.6
8,756		New York Times Co.	104,634	0.0
2,250		Next PLC	139,272	0.0
5,600		NOK Corp.	122,536	0.0
35,900		Panasonic Corp.	359,056	0.1
8,735		Persimmon PLC	205,381	0.1
3,375		Pool Corp.	319,005	0.1
4,162		Renault S.A.	342,406	0.1
31,600		Sands China Ltd.	138,507	0.0
9,760		SES S.A. - Luxembourg	239,657	0.1
34,700		Singapore Press Holdings Ltd.	97,250	0.0
84,339		Taylor Wimpey PLC	168,220	0.0
1,737		Thor Industries, Inc.	147,124	0.0
11,900		Toyota Motor Corp.	690,277	0.2
1,476		Vail Resorts, Inc.	231,555	0.1
7,100		Yokohama Rubber Co., Ltd.	113,652	0.0
			29,833,630	6.9

		Consumer Staples: 4.8%
1,049		Anheuser-Busch InBev Worldwide, Inc.	137,953	0.0
6,897	@	Blue Buffalo Pet Products, Inc.	163,873	0.0
4,886		British American Tobacco PLC	311,608	0.1
1,993		Casey's General Stores, Inc.	239,459	0.1
21,710		Church & Dwight Co., Inc.	1,040,343	0.2
26,521		Coca-Cola Amatil Ltd.	209,122	0.1
35,817		Coca-Cola Co.	1,515,775	0.4
10,641		Costco Wholesale Corp.	1,622,859	0.4
12,106		Dean Foods Co.	198,538	0.1
17,655		Diageo PLC	505,700	0.1
5,779	L	ICA Gruppen AB	190,900	0.0
6,971		Imperial Brands PLC	358,800	0.1
1,959		Ingredion, Inc.	260,665	0.1
10,600		Japan Tobacco, Inc.	433,913	0.1
7,514		Kimberly-Clark Corp.	947,816	0.2
11,732		Koninklijke Ahold Delhaize NV	267,209	0.1
13,745		Kraft Heinz Co.	1,230,315	0.3
2,600		Lawson, Inc.	205,392	0.1
13,872		Mead Johnson Nutrition Co.	1,096,027	0.3
10,120	@	Monster Beverage Corp.	1,485,717	0.3
13,827		Nestle S.A.	1,091,836	0.3
21,557		PepsiCo, Inc.	2,344,755	0.5
19,767		Philip Morris International, Inc.	1,921,748	0.5
2,658		Pinnacle Foods, Inc.	133,352	0.0
907	@,L	Post Holdings, Inc.	69,993	0.0
955		Reckitt Benckiser Group PLC	89,908	0.0
3,000		Seven & I Holdings Co., Ltd.	141,826	0.0
8,737	@	Sprouts Farmers Market, Inc.	180,419	0.0
3,281		Svenska Cellulosa AB SCA	97,383	0.0
4,458		Swedish Match AB	163,572	0.0
2,241	@	TreeHouse Foods, Inc.	195,393	0.0
2,151		Unilever NV	99,104	0.0
1,988		Unilever PLC	94,072	0.0
12,387		Wal-Mart Stores, Inc.	893,350	0.2
6,853		Wesfarmers Ltd.	232,325	0.1
235,500	#	WH Group Ltd.	190,341	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
844	@	WhiteWave Foods Co.	$45,939	0.0
74,695		WM Morrison Supermarkets PLC	210,911	0.1
			20,618,211	4.8

		Energy: 3.2%
18,025		Baker Hughes, Inc.	909,722	0.2
23,590		BP PLC	137,499	0.0
51,387		Canadian Natural Resources Ltd.	1,646,440	0.4
11,474		Chevron Corp.	1,180,904	0.3
4,216	L	Consol Energy, Inc.	80,947	0.0
4,472	@	Dril-Quip, Inc.	249,269	0.1
43,670		ENI S.p.A ADR	1,260,753	0.3
25,548		ENI S.p.A.	368,156	0.1
1,026		EQT Corp.	74,508	0.0
18,965		Nabors Industries Ltd.	230,614	0.0
1,879		Neste Oyj	80,151	0.0
21,121		Noble Corp. PLC	133,907	0.0
10,957		Occidental Petroleum Corp.	798,985	0.2
16,395		QEP Resources, Inc.	320,194	0.1
8,248		Repsol SA	112,044	0.0
12,548		Rowan Companies PLC	190,228	0.0
25,463		Royal Dutch Shell PLC - Class A	633,463	0.2
36,948		Royal Dutch Shell PLC - Class A ADR	1,849,986	0.4
11,017		Royal Dutch Shell PLC - Class B	285,622	0.1
20,631		Schlumberger Ltd.	1,622,422	0.4
9,046		Total S.A.	430,235	0.1
21,255		Valero Energy Corp.	1,126,515	0.3
			13,722,564	3.2

		Financials: 8.5%
25,438		3i Group PLC	214,477	0.1
50,931		Aberdeen Asset Management PLC	214,971	0.1
6,561		Admiral Group PLC	174,135	0.0
974	@	Affiliated Managers Group, Inc.	140,938	0.0
78,400		AIA Group Ltd.	527,220	0.1
106	@	Alleghany Corp.	55,652	0.0
2,380		Allianz SE	353,694	0.1
521		American Financial Group, Inc.	39,075	0.0
10,468		Aon PLC	1,177,545	0.3
2,329		Arthur J. Gallagher & Co.	118,476	0.0
53,600		Ascendas Real Estate Investment Trust	99,239	0.0
4,982		Aspen Insurance Holdings Ltd.	232,111	0.1
8,135		Assicurazioni Generali S.p.A.	99,279	0.0
18,897		Australia & New Zealand Banking Group Ltd.	402,536	0.1
83,567		Banco Santander SA	370,734	0.1
106,219		Bank of America Corp.	1,662,327	0.4
4,028		Bank of the Ozarks, Inc.	154,675	0.0
39,757		BB&T Corp.	1,499,634	0.4
2,401		Blackrock, Inc.	870,266	0.2
21,613	@	British Land Co. PLC	178,161	0.0
131,400		CapitaLand Commercial Trust	153,678	0.0
4,043		Chemical Financial Corp.	178,418	0.0
11,295		Chubb Ltd.	1,419,217	0.3
7,193		CNP Assurances	120,850	0.0
2,142		Commonwealth Bank of Australia	119,445	0.0
22,703		Credit Agricole SA	223,941	0.1
61,500		CaixaBank SA	155,412	0.0
6,800		Dai-ichi Life Insurance Co., Ltd.	93,293	0.0
12,217		Danske Bank A/S	357,420	0.1
4,184	@	Deutsche Boerse AG	339,610	0.1
29,213		Dexus Property Group	205,326	0.1
23,769		Direct Line Insurance Group PLC	112,278	0.0
20,359		Discover Financial Services	1,151,301	0.3
17,702		DNB ASA	232,724	0.1
4,518		East-West Bancorp., Inc.	165,856	0.0
2,867		Endurance Specialty Holdings Ltd.	187,645	0.0
2,743		Eurazeo SA	159,132	0.0
2,098		Everest Re Group Ltd.	398,557	0.1
7,985		First American Financial Corp.	313,651	0.1
2,651		First Industrial Realty Trust, Inc.	74,811	0.0
2,300		Hanover Insurance Group, Inc.	173,466	0.0
31,678		Hartford Financial Services Group, Inc.	1,356,452	0.3
38,769		HSBC Holdings PLC	291,416	0.1
4,101		Intercontinental Exchange, Inc.	1,104,645	0.3
126		Japan Retail Fund Investment Corp.	310,762	0.1
42,220		JPMorgan Chase & Co.	2,811,430	0.7
138,115		Keycorp	1,680,860	0.4
15,100		Kyushu Financial Group, Inc.	102,883	0.0
48,011		Lazard Ltd.	1,745,680	0.4
1,693		MarketAxess Holdings, Inc.	280,344	0.1
3,813		MB Financial, Inc.	145,046	0.0
45,900		Mitsubishi UFJ Financial Group, Inc.	232,533	0.1
6,300		MS&AD Insurance Group Holdings, Inc.	175,589	0.0
155,500		Mizuho Financial Group, Inc.	262,086	0.1
447		MSCI, Inc. - Class A	37,521	0.0
164,000		New World Development Ltd.	215,052	0.1
29,357		Nordea Bank AB	291,529	0.1
14,435		Old Republic International Corp.	254,345	0.1
14,800		Oversea-Chinese Banking Corp.	94,323	0.0
7,756		PacWest Bancorp	332,810	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
39,165	L	Platinum Asset Management Ltd.	$151,558	0.0
4,270		Primerica, Inc.	226,438	0.1
2,915		PrivateBancorp, Inc.	133,857	0.0
2,713		Prosperity Bancshares, Inc.	148,917	0.0
21,194		Prudential Financial, Inc.	1,730,490	0.4
17,636		QBE Insurance Group Ltd.	126,195	0.0
2,355		Raymond James Financial, Inc.	137,085	0.0
1,070		Reinsurance Group of America, Inc.	115,496	0.0
316		RenaissanceRe Holdings Ltd.	37,971	0.0
17,300		SBI Holdings, Inc.	206,638	0.1
3,248	@	Signature Bank	384,726	0.1
34,400		Singapore Exchange Ltd.	187,634	0.1
12,840	@	SLM Corp.	95,915	0.0
3,386		Societe Generale	117,137	0.0
7,700		Sumitomo Mitsui Financial Group, Inc.	260,103	0.1
144,600		Suntec Real Estate Investment Trust	182,338	0.0
3,067	@	SVB Financial Group	339,026	0.1
23,204		T. Rowe Price Group, Inc.	1,543,066	0.4
18,551		TD Ameritrade Holding Corp.	653,737	0.2
4,858		Umpqua Holdings Corp.	73,113	0.0
53,596		UnipolSai SpA	87,266	0.0
9,100		United Overseas Bank Ltd.	126,251	0.0
1,404		Washington Federal, Inc.	37,459	0.0
2,275		Webster Financial Corp.	86,473	0.0
55,961		Wells Fargo & Co.	2,477,953	0.6
4,536	@	Western Alliance Bancorp.	170,281	0.0
5,087		Westpac Banking Corp.	115,740	0.0
18,000		Wheelock & Co., Ltd.	106,916	0.0
			36,706,261	8.5

		Health Care: 7.1%
12,174		AbbVie, Inc.	767,814	0.2
1,503	@	Abiomed, Inc.	193,256	0.0
486		Actelion Ltd. - Reg	84,338	0.0
4,591	@	Akorn, Inc.	125,151	0.0
9,200		Alfresa Holdings Corp.	194,804	0.0
506	@	Align Technology, Inc.	47,438	0.0
4,969	@	Allergan plc	1,144,410	0.3
9,003		Amgen, Inc.	1,501,790	0.4
8,430		AstraZeneca PLC	545,855	0.1
39,448	L	AstraZeneca PLC ADR	1,296,261	0.3
1,028		Bayer AG	103,243	0.0
5,889		Becton Dickinson & Co.	1,058,430	0.2
5,339	@	Biogen, Inc.	1,671,267	0.4
48,094	@	Boston Scientific Corp.	1,144,637	0.3
2,722	@	Centene Corp.	182,265	0.0
3,761	@	Charles River Laboratories International, Inc.	313,442	0.1
10,100		Daiichi Sankyo Co., Ltd.	242,687	0.1
13,344	@	Edwards Lifesciences Corp.	1,608,753	0.4
13,776		Gilead Sciences, Inc.	1,089,957	0.3
7,224		GlaxoSmithKline PLC	153,860	0.0
1,762		Hill-Rom Holdings, Inc.	109,209	0.0
1,338	@	Idexx Laboratories, Inc.	150,833	0.0
177	@	Intuitive Surgical, Inc.	128,295	0.0
12,200		Medipal Holdings Corp.	211,477	0.1
2,556	@	Mednax, Inc.	169,335	0.0
18,385		Medtronic PLC	1,588,464	0.4
54,867		Merck & Co., Inc.	3,424,249	0.8
2,655	@	Molina Healthcare, Inc.	154,840	0.0
10,576		Novartis AG	834,661	0.2
6,188		Novo Nordisk A/S	257,908	0.1
2,314	@	NuVasive, Inc.	154,251	0.0
5,100		Otsuka Holdings Co. Ltd.	232,472	0.1
7,986		Owens & Minor, Inc.	277,354	0.1
65,706		Pfizer, Inc.	2,225,462	0.5
4,729	@	Prestige Brands Holdings, Inc.	228,269	0.1
812		Resmed, Inc.	52,610	0.0
3,354		Roche Holding AG	833,464	0.2
2,390		Sanofi	182,002	0.0
2,917		Shire PLC	188,621	0.0
4,791		Shire PLC ADR	928,783	0.2
3,949		STERIS PLC	288,672	0.1
4,100		Suzuken Co., Ltd.	135,384	0.0
225		Teleflex, Inc.	37,811	0.0
4,211		Teva Phaemaceutical Industries Ltd.	195,453	0.1
1,302	@	United Therapeutics Corp.	153,740	0.0
18,809		UnitedHealth Group, Inc.	2,633,260	0.6
5,180	@	VCA, Inc.	362,496	0.1
2,870	@	WellCare Health Plans, Inc.	336,048	0.1
15,160		Zoetis, Inc.	788,472	0.2
			30,733,553	7.1

		Industrials: 6.0%
1,762		Alaska Air Group, Inc.	116,045	0.0
19,700		Amada Holdings Co., Ltd.	204,925	0.1
34,348		Aurizon Holdings Ltd.	124,190	0.0
12,547		Boeing Co.	1,652,942	0.4
1,870		Carlisle Cos., Inc.	191,806	0.0
120,000		Cathay Pacific Airways Ltd.	167,752	0.0
11,334		CK Hutchison Holdings Ltd.	144,874	0.0
3,364		Clarcor, Inc.	218,660	0.1
12,397		Cummins, Inc.	1,588,676	0.4
3,729		Curtiss-Wright Corp.	339,749	0.1
14,258		Deere & Co.	1,216,920	0.3
31,732		Delta Air Lines, Inc.	1,248,972	0.3
7,273	L	Deutsche Lufthansa AG	81,082	0.0
7,337	@	easyJet PLC	96,292	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,304		Equifax, Inc.	$175,492	0.0
4,405		Airbus Group SE	267,170	0.1
15,553		Fortive Corp.	791,648	0.2
2,147	@	FTI Consulting, Inc.	95,670	0.0
10,073		General Dynamics Corp.	1,562,927	0.4
571	@	Genesee & Wyoming, Inc.	39,370	0.0
2,512		Herman Miller, Inc.	71,843	0.0
12,102		Honeywell International, Inc.	1,410,972	0.3
2,272		Huntington Ingalls Industries, Inc.	348,570	0.1
214,600		Hutchison Port Holdings Trust	94,961	0.0
3,454		IDEX Corp.	323,191	0.1
16,993		Ingersoll-Rand PLC - Class A	1,154,504	0.3
18,748	@	JetBlue Airways Corp.	323,216	0.1
14,399		LIXIL Group Corp.	308,478	0.1
5,198	@,L	Kirby Corp.	323,108	0.1
1,827	@	KLX, Inc.	64,310	0.0
11,900		Komatsu Ltd.	272,977	0.1
12,592		Koninklijke Philips NV	372,594	0.1
3,006		Boskalis Westminster NV	106,986	0.0
21,282		Lincoln Electric Holdings, Inc.	1,332,679	0.3
3,111		Manpowergroup, Inc.	224,801	0.1
6,049		Masco Corp.	207,541	0.0
4,037		Metso OYJ	117,810	0.0
18,100		Mitsubishi Corp.	412,609	0.1
9,000		Mitsubishi Electric Corp.	115,350	0.0
2,301		MSC Industrial Direct Co.	168,916	0.0
1,213		Nordson Corp.	120,851	0.0
4,639		Northrop Grumman Corp.	992,514	0.2
16,000		NSK Ltd.	164,044	0.0
538	@	Old Dominion Freight Line	36,912	0.0
4,451		Orbital ATK, Inc.	339,300	0.1
3,939		Osram Licht AG	231,403	0.1
4,562		Regal-Beloit Corp.	271,393	0.1
26,741		Royal Mail PLC	169,688	0.0
4,493		Schneider Electric SE	312,552	0.1
4,901		Siemens AG	574,696	0.1
11,069		SKF AB - B Shares	191,155	0.1
7,443		Stanley Black & Decker, Inc.	915,340	0.2
1,975	@	Teledyne Technologies, Inc.	213,162	0.0
27,826		Timken Co.	977,806	0.2
8,020		Toro Co.	375,657	0.1
25,139		Volvo AB - B Shares	287,034	0.1
852	L	Wabtec Corp.	69,566	0.0
18,062		Waste Management, Inc.	1,151,633	0.3
172,100		Yangzijiang Shipbuilding Holdings Ltd.	95,204	0.0
17,718	L	Zardoya Otis SA	170,471	0.1
			25,740,959	6.0

		Information Technology: 10.1%
11,473	@	Adobe Systems, Inc.	1,245,279	0.3
4,338	@	Alphabet, Inc. - Class A	3,488,012	0.8
489	@	Alphabet, Inc. - Class C	380,095	0.1
9,534		Amphenol Corp.	618,947	0.1
2,167	@	Ansys, Inc.	200,686	0.1
47,792		Apple, Inc.	5,402,886	1.3
31,860		Applied Materials, Inc.	960,579	0.2
14,193	@	ARRIS International PLC	402,088	0.1
4,862	@	Arrow Electronics, Inc.	311,022	0.1
2,077		Atos SE	223,608	0.1
3,269		Belden, Inc.	225,528	0.1
4,152		Broadcom Ltd.	716,303	0.2
6,020		Broadridge Financial Solutions, Inc. ADR	408,096	0.1
14,898		Brocade Communications Systems, Inc.	137,509	0.0
1,558	@	Cadence Design Systems, Inc.	39,776	0.0
2,297		Cap Gemini SA	225,207	0.1
763		CDK Global, Inc.	43,766	0.0
13,378	@	Ciena Corp.	291,640	0.1
75,406		Cisco Systems, Inc.	2,391,878	0.6
2,529	@	Commvault Systems, Inc.	134,366	0.0
12,802		Computershare Ltd.	101,540	0.0
2,770		Convergys Corp.	84,263	0.0
900	@	CoStar Group, Inc.	194,877	0.1
14,617	@	Electronic Arts, Inc.	1,248,292	0.3
14,423		Telefonaktiebolaget LM Ericsson	104,138	0.0
19,290	@	Facebook, Inc.	2,474,328	0.6
1,927		Fair Isaac Corp.	240,085	0.1
2,538	@	Fortinet, Inc.	93,728	0.0
6,700		Fuji Film Holdings Corp.	248,187	0.1
1,376	@	Gartner, Inc.	121,707	0.0
41,200	L	GungHo Online Entertainment, Inc.	101,237	0.0
54,900		Hitachi Ltd.	257,294	0.1
8,765		Ingram Micro, Inc.	312,560	0.1
15,416	@	Integrated Device Technology, Inc.	356,110	0.1
66,359		Intel Corp.	2,505,052	0.6
3,065		InterDigital, Inc.	242,748	0.1
11,680		Intersil Corp.	256,142	0.1
10,221		Intuit, Inc.	1,124,412	0.3
2,867		j2 Global, Inc.	190,971	0.0
1,119		Jack Henry & Associates, Inc.	95,730	0.0
5,088	@	Manhattan Associates, Inc.	293,171	0.1
3,028		Maxim Integrated Products	120,908	0.0
4,580	@	Microsemi Corp.	192,268	0.0
84,127		Microsoft Corp.	4,845,715	1.1
4,400		Mixi, Inc.	159,416	0.0
3,007		Monolithic Power Systems, Inc.	242,063	0.1
6,649		National Instruments Corp.	188,832	0.0
2,335	@	Netscout Systems, Inc.	68,299	0.0
6,730	@	NeuStar, Inc.	178,951	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,505		Nice Ltd.	$100,213	0.0
24,348		Oracle Corp.	956,389	0.2
3,100		Oracle Corp. Japan	175,143	0.0
19,165	@	PayPal Holdings, Inc.	785,190	0.2
2,453		Plantronics, Inc.	127,458	0.0
1,142	@	PTC, Inc.	50,602	0.0
26,037		Qualcomm, Inc.	1,783,535	0.4
1,224		SAP SE	111,938	0.0
5,600		Seiko Epson Corp.	107,830	0.0
1,124		Synnex Corp.	128,260	0.0
820	@	Synopsys, Inc.	48,667	0.0
11,007		Texas Instruments, Inc.	772,471	0.2
2,200		Tokyo Electron Ltd.	194,445	0.1
13,596	@	Trimble Navigation Ltd.	388,302	0.1
843	@	Tyler Technologies, Inc.	144,347	0.0
748	@	Ultimate Software Group, Inc.	152,884	0.0
3,385	@	Vantiv, Inc.	190,474	0.0
28,563		Visa, Inc. - Class A	2,362,160	0.6
1,887	@,L	WebMD Health Corp.	93,784	0.0
8,800		Yokogawa Electric Corp.	117,232	0.0
			43,281,619	10.1

		Materials: 2.3%
3,143		Air Liquide SA	337,046	0.1
6,402		BASF SE	548,176	0.1
21,791		BHP Billiton Ltd.	377,475	0.1
1,530		Cabot Corp.	80,187	0.0
16,237		Commercial Metals Co.	262,877	0.1
21,377	@	Crown Holdings, Inc.	1,220,413	0.3
34,193		Dow Chemical Co.	1,772,223	0.4
7,353		Eastman Chemical Co.	497,651	0.1
6,408		Evonik Industries AG	216,940	0.1
13,200	@	JSR Corp.	205,643	0.0
3,185		Koninklijke DSM NV	215,102	0.0
3,188		Minerals Technologies, Inc.	225,360	0.1
14,600		Mitsubishi Gas Chemical Co., Inc.	209,029	0.0
16,103		Nucor Corp.	796,293	0.2
7,451	L	Olin Corp.	152,895	0.0
5,715		Packaging Corp. of America	464,401	0.1
2,643		Reliance Steel & Aluminum Co.	190,375	0.0
2,602		RPM International, Inc.	139,779	0.0
17,641		Sealed Air Corp.	808,311	0.2
3,700		Shin-Etsu Chemical Co., Ltd.	258,160	0.1
10,775		Steel Dynamics, Inc.	269,267	0.1
23,000		Sumitomo Chemical Co., Ltd.	102,198	0.0
4,230		UPM-Kymmene OYJ	89,315	0.0
446		Valspar Corp.	47,307	0.0
6,156		Worthington Industries, Inc.	295,673	0.1
6,477		Yara International ASA	215,833	0.1
			9,997,929	2.3

		Real Estate: 2.1%
192		Alexandria Real Estate Equities, Inc.	20,884	0.0
723		Camden Property Trust	60,544	0.0
9,540	@	Communications Sales & Leasing, Inc.	299,651	0.1
7,963		Corporate Office Properties Trust SBI MD	225,751	0.1
5,741		Corrections Corp. of America	79,628	0.0
15,186		Crown Castle International Corp.	1,430,673	0.3
3,600		CyrusOne, Inc.	171,252	0.0
3,159		DCT Industrial Trust, Inc.	153,369	0.0
2,547		Duke Realty Corp.	69,609	0.0
1,967		Equinix, Inc.	708,612	0.2
2,239		Equity Lifestyle Properties, Inc.	172,806	0.0
29,411		Gaming and Leisure Properties, Inc.	983,798	0.2
2,004		Hospitality Properties Trust	59,559	0.0
3,098		Jones Lang LaSalle, Inc.	352,521	0.1
9,403		LaSalle Hotel Properties	224,450	0.1
834		Liberty Property Trust	33,652	0.0
3,256		Life Storage, Inc.	289,589	0.1
17,918		Medical Properties Trust, Inc.	264,649	0.1
3,922		Mid-America Apartment Communities, Inc.	368,629	0.1
2,177		Omega Healthcare Investors, Inc.	77,175	0.0
712		Regency Centers Corp.	55,173	0.0
6,743		Simon Property Group, Inc.	1,395,868	0.3
2,492		Sun Communities, Inc.	195,572	0.1
3,838		Tanger Factory Outlet Centers, Inc.	149,528	0.0
3,826		Taubman Centers, Inc.	284,693	0.1
6,445		Urban Edge Properties	181,362	0.0
8,148		Weingarten Realty Investors	317,609	0.1
33,000		Wharf Holdings Ltd.	242,107	0.1
			8,868,713	2.1

		Telecommunication Services: 0.7%
24,932		AT&T, Inc.	1,012,489	0.2
59,228		Bezeq Israeli Telecommunication Corp., Ltd.	111,750	0.0
20,077		Deutsche Telekom AG	337,306	0.1
25,545		Orange SA	400,230	0.1
6,201		Nippon Telegraph & Telephone Corp.	283,609	0.1
11,700		NTT DoCoMo, Inc.	297,215	0.1
306,000		PCCW Ltd.	188,470	0.1
40,000	@	StarHub Ltd.	100,699	0.0
8,317		Telenor ASA	143,018	0.0
29,904		Vodafone Group PLC	85,762	0.0
			2,960,548	0.7

		Utilities: 2.2%
768		Atmos Energy Corp.	57,193	0.0
5,035		Black Hills Corp.	308,243	0.1
86,662		Enel S.p.A.	386,230	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
30,902		EDP - Energias de Portugal SA	$103,708	0.0
48,245		Exelon Corp.	1,606,076	0.4
14,601		Gas Natural SDG S.A.	300,170	0.1
9,939		Great Plains Energy, Inc.	271,235	0.1
863		Idacorp, Inc.	67,556	0.0
6,265		National Fuel Gas Co.	338,749	0.1
13,119		NextEra Energy, Inc.	1,604,716	0.4
3,203		OGE Energy Corp.	101,279	0.0
2,198		ONE Gas, Inc.	135,924	0.0
26,216		PG&E Corp.	1,603,633	0.4
27,218		Southern Co.	1,396,283	0.3
1,739		Southwest Gas Corp.	121,487	0.0
12,820		Suez	211,854	0.0
13,032	@	Talen Energy Corp.	180,493	0.0
14,000		Toho Gas Co., Ltd.	131,099	0.0
50,000		Tokyo Gas Co., Ltd.	222,451	0.1
8,398		UGI Corp.	379,925	0.1
1,281		Westar Energy, Inc.	72,697	0.0
			9,601,001	2.2

	Total Common Stock
	(Cost $219,316,444)		232,064,988	53.9

EXCHANGE-TRADED FUNDS: 10.5%
23,165		iShares Barclays 20+ Year Treasury Bond Fund	3,185,419	0.7
342,813		iShares MSCI Emerging Markets Index Fund	12,838,347	3.0
81,373		iShares Russell 1000 Value Index Fund	8,594,616	2.0
800		iShares S&P MidCap 400 Index Fund	123,768	0.0
368,610		PowerShares Senior Loan Portfolio	8,555,438	2.0
103,270		SPDR Dow Jones International Real Estate	4,307,392	1.0
48,774		Vanguard REIT	4,230,657	1.0
57,247		Vanguard Total International Bond	3,208,122	0.8

		Total Exchange-Traded Funds
		(Cost $45,190,123)	45,043,759	10.5

MUTUAL FUNDS: 8.5%
		Affiliated Investment Companies: 7.0%
1,302,312		Voya Floating Rate Fund Class P	12,879,861	3.0
2,143,679		Voya High Yield Bond Fund - Class P	17,235,177	4.0
			30,115,038	7.0

		Unaffiliated Investment Companies: 1.5%
1,308,124	@	Credit Suisse Commodity Return Strategy Fund - Class I	6,462,133	1.5

		Total Mutual Funds
		(Cost $37,030,031)	36,577,171	8.5

PREFERRED STOCK: 0.1%
		Consumer Staples: 0.1%
1,748		Henkel AG & Co. KGaA	237,906	0.1

		Total Preferred Stock
		(Cost $199,715)	237,906	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.4%
		Basic Materials: 0.1%
50,000	#	Air Liquide Finance SA, 1.750%, 09/27/21	49,946	0.0
30,000	#	Air Liquide Finance SA, 2.250%, 09/27/23	30,143	0.0
60,000		ArcelorMittal, 6.500%, 03/01/21	67,050	0.0
29,000		Barrick Gold Corp., 4.100%, 05/01/23	31,416	0.0
105,000		Eastman Chemical Co., 2.700%, 01/15/20	107,793	0.1
67,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	68,515	0.0
27,000	#	Glencore Funding LLC, 2.500%, 01/15/19	27,070	0.0
84,000	#	Glencore Funding LLC, 2.875%, 04/16/20	83,397	0.0
31,000		Goldcorp, Inc., 3.700%, 03/15/23	32,229	0.0
			497,559	0.1

		Communications: 0.9%
73,000		21st Century Fox America, Inc., 3.000%, 09/15/22	76,129	0.0
69,000		21st Century Fox America, Inc., 6.900%, 03/01/19	77,619	0.0
85,000		AT&T, Inc., 2.300%, 03/11/19	86,472	0.0
96,000		AT&T, Inc., 2.800%, 02/17/21	98,885	0.0
69,000		AT&T, Inc., 3.600%, 02/17/23	72,855	0.0
51,000		AT&T, Inc., 3.800%, 03/15/22	54,697	0.0
174,000		AT&T, Inc., 4.125%, 02/17/26	188,496	0.1
81,000	#	AT&T, Inc., 4.550%, 03/09/49	81,884	0.0
161,000		AT&T, Inc., 4.800%, 06/15/44	170,062	0.1
118,000		AT&T, Inc., 5.150%, 03/15/42	128,793	0.1
8,000		AT&T, Inc., 5.350%, 09/01/40	9,012	0.0
86,000		CBS Corp., 2.900%, 01/15/27	84,091	0.0
50,000		CBS Corp., 4.600%, 01/15/45	51,638	0.0
23,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	24,035	0.0
55,000		CenturyLink, Inc., 6.750%, 12/01/23	57,406	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
63,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	$68,115	0.0
63,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	69,674	0.0
119,000		Cisco Systems, Inc., 1.650%, 06/15/18	119,979	0.1
50,000		Cisco Systems, Inc., 2.200%, 09/20/23	50,443	0.0
70,000		Cisco Systems, Inc., 2.500%, 09/20/26	70,900	0.0
55,000		Comcast Corp., 2.350%, 01/15/27	54,227	0.0
142,000		Comcast Corp., 3.150%, 03/01/26	150,449	0.1
120,000		DISH DBS Corp., 5.875%, 07/15/22	123,900	0.1
42,000		eBay, Inc., 2.500%, 03/09/18	42,608	0.0
60,000		eBay, Inc., 3.800%, 03/09/22	64,245	0.0
102,000		eBay, Inc., 4.000%, 07/15/42	94,029	0.0
200,000	#,L	Millicom International Cellular SA, 4.750%, 05/22/20	203,010	0.1
70,000		Netflix, Inc., 5.750%, 03/01/24	75,600	0.0
20,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	20,725	0.0
39,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	40,067	0.0
100,000		TEGNA, Inc., 6.375%, 10/15/23	107,875	0.0
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	207,564	0.1
54,000		Thomson Reuters Corp., 6.500%, 07/15/18	58,582	0.0
71,000		Time Warner Cable LLC, 5.875%, 11/15/40	79,269	0.0
94,000		Time Warner Cable, Inc., 5.350%, 12/15/43	112,543	0.0
60,000		Time Warner, Inc., 4.050%, 12/15/23	66,224	0.0
60,000		Time Warner, Inc., 4.850%, 07/15/45	67,508	0.0
100,000		T-Mobile USA, Inc., 5.250%, 09/01/18	101,500	0.0
70,000		Verizon Communications, Inc., 2.625%, 08/15/26	68,832	0.0
120,000		Verizon Communications, Inc., 3.000%, 11/01/21	125,715	0.1
64,000		Verizon Communications, Inc., 3.500%, 11/01/24	68,421	0.0
61,000		Verizon Communications, Inc., 3.650%, 09/14/18	63,696	0.0
44,000		Verizon Communications, Inc., 4.862%, 08/21/46	49,613	0.0
78,000		Verizon Communications, Inc., 5.012%, 08/21/54	86,755	0.0
84,000		Verizon Communications, Inc., 5.050%, 03/15/34	94,865	0.0
56,000		Verizon Communications, Inc., 5.150%, 09/15/23	65,273	0.0
13,000		Walt Disney Co., 3.000%, 07/30/46	12,255	0.0
85,000		Walt Disney Co/The, 1.500%, 09/17/18	85,685	0.0
			4,032,220	0.9

		Consumer, Cyclical: 0.5%
60,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	61,506	0.0
86,000		American Honda Finance Corp., 1.500%, 03/13/18	86,370	0.0
30,000	#	BMW US Capital LLC, 1.450%, 09/13/19	30,025	0.0
60,000	#	BMW US Capital LLC, 2.250%, 09/15/23	59,853	0.0
81,000		CVS Health Corp., 2.800%, 07/20/20	84,055	0.0
53,000		CVS Health Corp., 3.500%, 07/20/22	56,808	0.0
65,000		CVS Health Corp., 5.125%, 07/20/45	79,571	0.0
35,000	#	Daimler Finance North America LLC, 1.500%, 07/05/19	34,820	0.0
49,000		Ford Motor Co., 4.750%, 01/15/43	51,273	0.0
200,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	211,519	0.1
143,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	169,015	0.1
54,000		General Motors Financial Co., Inc., 2.400%, 05/09/19	54,227	0.0
48,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	48,952	0.0
80,000		General Motors Financial Co., Inc., 3.200%, 07/06/21	81,076	0.0
70,000		General Motors Financial Co., Inc., 4.200%, 03/01/21	73,743	0.0
23,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	23,751	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
17,000		Kohl's Corp., 5.550%, 07/17/45	$16,764	0.0
80,000		Lowe's Cos, Inc., 3.700%, 04/15/46	82,509	0.0
63,000		McDonald's Corp., 2.100%, 12/07/18	63,993	0.0
70,000		McDonald's Corp., 4.875%, 12/09/45	81,779	0.0
112,000		MDC Holdings, Inc., 6.000%, 01/15/43	101,696	0.1
42,000		Newell Rubbermaid, Inc., 2.150%, 10/15/18	42,617	0.0
40,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	41,093	0.0
60,000		Newell Rubbermaid, Inc., 4.200%, 04/01/26	65,461	0.0
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	127,690	0.1
53,000		Toyota Motor Credit Corp., 1.450%, 01/12/18	53,207	0.0
50,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	51,192	0.0
90,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	90,396	0.1
140,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	140,000	0.0
43,000		Whirlpool Corp., 1.650%, 11/01/17	43,142	0.0
			2,208,103	0.5

		Consumer, Non-cyclical: 1.6%
86,000		Abbott Laboratories, 2.000%, 03/15/20	87,556	0.0
64,000		AbbVie, Inc., 2.500%, 05/14/20	65,388	0.0
60,000		AbbVie, Inc., 2.850%, 05/14/23	61,021	0.0
30,000		AbbVie, Inc., 3.200%, 11/06/22	31,284	0.0
80,000		AbbVie, Inc., 3.200%, 05/14/26	81,202	0.0
90,000		AbbVie, Inc., 4.450%, 05/14/46	94,626	0.0
90,000		Actavis Funding SCS, 2.350%, 03/12/18	90,954	0.0
55,000		Aetna, Inc., 1.900%, 06/07/19	55,499	0.0
59,000		Aetna, Inc., 2.800%, 06/15/23	60,356	0.0
103,000		Aetna, Inc., 4.375%, 06/15/46	108,588	0.1
49,000		Altria Group, Inc., 9.700%, 11/10/18	57,392	0.0
70,000		Amgen, Inc., 2.600%, 08/19/26	69,076	0.0
51,000		Amsurg Corp., 5.625%, 07/15/22	52,339	0.0
59,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	60,947	0.0
327,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	350,858	0.1
57,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	65,812	0.0
43,000		AstraZeneca PLC, 1.750%, 11/16/18	43,342	0.0
70,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	76,650	0.0
43,000	#	BAT International Finance PLC, 1.850%, 06/15/18	43,389	0.0
60,000	#	BAT International Finance PLC, 3.500%, 06/15/22	64,476	0.0
100,000		Baxter International, Inc., 2.600%, 08/15/26	99,125	0.1
64,000		Becton Dickinson and Co., 1.800%, 12/15/17	64,331	0.0
64,000		Becton Dickinson and Co., 2.675%, 12/15/19	66,139	0.0
59,000		Becton Dickinson and Co., 5.000%, 05/15/19	64,162	0.0
32,000		Biogen, Inc., 4.050%, 09/15/25	34,924	0.0
42,000		Cardinal Health, Inc., 1.950%, 06/15/18	42,413	0.0
61,000		Cardinal Health, Inc., 2.400%, 11/15/19	62,403	0.0
42,000		Celgene Corp., 2.125%, 08/15/18	42,466	0.0
104,000		Celgene Corp., 2.250%, 05/15/19	105,826	0.1
30,000		Danaher Corp., 3.350%, 09/15/25	32,675	0.0
40,000		Express Scripts Holding Co., 3.400%, 03/01/27	40,340	0.0
60,000		Express Scripts Holding Co., 3.000%, 07/15/23	61,052	0.0
100,000		General Mills, Inc., 2.200%, 10/21/19	102,115	0.1
50,000		Gilead Sciences, Inc., 1.950%, 03/01/22	50,151	0.0
70,000		Gilead Sciences, Inc., 2.950%, 03/01/27	70,877	0.0
160,000		Gilead Sciences, Inc., 4.150%, 03/01/47	164,867	0.1
20,000		Humana, Inc., 3.150%, 12/01/22	20,794	0.0
200,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	206,691	0.1
64,000		JM Smucker Co., 1.750%, 03/15/18	64,409	0.0
70,000		Johnson & Johnson, 2.450%, 03/01/26	72,073	0.0
85,000		Kraft Heinz Foods Co., 2.000%, 07/02/18	85,876	0.0
80,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	82,983	0.0
48,000		Kraft Heinz Foods Co., 3.950%, 07/15/25	52,057	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
60,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	$63,914	0.0
30,000		Kroger Co., 1.500%, 09/30/19	29,960	0.0
42,000		Kroger Co., 2.000%, 01/15/19	42,557	0.0
122,000		Kroger Co., 2.300%, 01/15/19	124,268	0.1
90,000		Kroger Co., 2.650%, 10/15/26	89,683	0.0
150,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	152,942	0.1
60,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	62,568	0.0
43,000		McKesson Corp., 1.400%, 03/15/18	43,004	0.0
74,000		McKesson Corp., 2.284%, 03/15/19	75,347	0.0
40,000		Mead Johnson Nutrition Co., 3.000%, 11/15/20	41,703	0.0
86,000		Medtronic, Inc., 1.375%, 04/01/18	86,284	0.0
94,000		Medtronic, Inc., 3.150%, 03/15/22	99,966	0.1
99,000		Medtronic, Inc., 3.500%, 03/15/25	106,788	0.1
68,000		Medtronic, Inc., 4.375%, 03/15/35	77,362	0.0
160,000		Merck & Co., Inc., 2.350%, 02/10/22	164,763	0.1
40,000		Molson Coors Brewing Co., 1.450%, 07/15/19	39,908	0.0
40,000	#	Mylan NV, 2.500%, 06/07/19	40,378	0.0
61,000	#	Mylan NV, 3.150%, 06/15/21	62,216	0.0
40,000	#	Mylan NV, 3.750%, 12/15/20	41,817	0.0
64,000	#	Mylan NV, 3.950%, 06/15/26	64,645	0.0
115,000		Mylan, Inc., 2.600%, 06/24/18	116,674	0.1
64,000		PepsiCo, Inc., 1.250%, 04/30/18	64,151	0.0
89,000		PepsiCo, Inc., 4.450%, 04/14/46	105,571	0.1
97,000		Pfizer, Inc., 1.450%, 06/03/19	97,606	0.1
84,000		Pfizer, Inc., 2.750%, 06/03/26	86,988	0.0
84,000		Pfizer, Inc., 4.400%, 05/15/44	97,537	0.0
70,000		Philip Morris International, Inc., 4.250%, 11/10/44	78,101	0.0
60,000		Philip Morris International, Inc., 5.650%, 05/16/18	64,179	0.0
47,000		Procter & Gamble Co, 1.600%, 11/15/18	47,574	0.0
63,000		Reynolds American, Inc., 2.300%, 06/12/18	63,909	0.0
10,000		Reynolds American, Inc., 4.450%, 06/12/25	11,183	0.0
30,000		Reynolds American, Inc., 5.700%, 08/15/35	37,262	0.0
71,000		Reynolds American, Inc., 5.850%, 08/15/45	92,519	0.0
79,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	80,383	0.0
86,000		Sanofi, 1.250%, 04/10/18	86,188	0.0
40,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	40,066	0.0
180,000		Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	181,106	0.1
56,000		St Jude Medical, Inc., 2.800%, 09/15/20	57,781	0.0
64,000		St Jude Medical, Inc., 2.000%, 09/15/18	64,702	0.0
43,000		Stryker Corp., 1.300%, 04/01/18	43,052	0.0
30,000		Sysco Corp., 1.900%, 04/01/19	30,257	0.0
30,000		Sysco Corp., 2.500%, 07/15/21	30,679	0.0
60,000		Sysco Corp., 2.600%, 10/01/20	61,830	0.0
50,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	50,222	0.0
90,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	90,669	0.0
30,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	29,950	0.0
42,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	42,490	0.0
60,000		Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	59,931	0.0
50,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	49,000	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	93,250	0.0
67,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	68,118	0.0
50,000		Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	51,541	0.0
			6,994,046	1.6

		Diversified: 0.0%
106,000		Brixmor Operating Partnership LP, 3.875%, 08/15/22	111,265	0.0

		Energy: 1.0%
70,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	75,485	0.0
55,000		Antero Resources Corp., 5.375%, 11/01/21	55,962	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
110,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	$121,903	0.1
15,000		BP Capital Markets PLC, 1.674%, 02/13/18	15,061	0.0
70,000		BP Capital Markets PLC, 2.315%, 02/13/20	71,473	0.0
56,000		BP Capital Markets PLC, 3.062%, 03/17/22	58,704	0.0
50,000		BP Capital Markets PLC, 3.119%, 05/04/26	51,417	0.0
34,000		Cenovus Energy, Inc., 3.800%, 09/15/23	33,705	0.0
85,000		Chevron Corp., 1.790%, 11/16/18	85,903	0.0
82,000		Chevron Corp., 2.100%, 05/16/21	83,416	0.0
119,000		Chevron Corp., 2.419%, 11/17/20	122,435	0.1
120,000		Chevron Corp., 2.954%, 05/16/26	124,226	0.1
43,000		Columbia Pipeline Group, Inc., 2.450%, 06/01/18	43,272	0.0
21,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	22,862	0.0
70,000	L	ConocoPhillips Co., 4.950%, 03/15/26	79,065	0.0
79,000		Enable Midstream Partners L.P., 3.900%, 05/15/24	73,826	0.0
114,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	132,814	0.1
15,000		Enbridge, Inc., 3.500%, 06/10/24	14,933	0.0
129,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	148,075	0.1
65,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	65,047	0.0
21,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	21,672	0.0
45,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	46,742	0.0
60,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	63,465	0.0
64,000		Exxon Mobil Corp., 1.708%, 03/01/19	64,702	0.0
58,000		Exxon Mobil Corp., 2.222%, 03/01/21	59,307	0.0
60,000		Exxon Mobil Corp., 2.726%, 03/01/23	62,199	0.0
71,000		Exxon Mobil Corp., 3.043%, 03/01/26	74,426	0.0
70,000		Hess Corp., 4.300%, 04/01/27	70,723	0.0
50,000		Hess Corp., 5.800%, 04/01/47	51,357	0.0
15,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	14,437	0.0
100,000		KazMunayGas National Co. JSC, 7.000%, 05/05/20	111,500	0.0
25,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	25,787	0.0
89,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	92,229	0.0
76,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	76,631	0.0
80,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	83,921	0.0
16,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	16,667	0.0
37,000		Marathon Petroleum Corp., 5.000%, 09/15/54	32,654	0.0
71,000		Marathon Petroleum Corp., 6.500%, 03/01/41	78,027	0.0
83,000		Occidental Petroleum Corp., 3.500%, 06/15/25	88,518	0.0
45,000		Regency Energy Partners L.P., 4.500%, 11/01/23	45,390	0.0
41,000		Regency Energy Partners L.P., 5.500%, 04/15/23	42,374	0.0
200,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	205,754	0.1
15,000		Shell International Finance BV, 1.375%, 09/12/19	14,961	0.0
129,000		Shell International Finance BV, 1.625%, 11/10/18	129,407	0.1
30,000		Shell International Finance BV, 1.750%, 09/12/21	29,858	0.0
60,000		Shell International Finance BV, 2.250%, 11/10/20	61,154	0.0
110,000		Shell International Finance BV, 3.250%, 05/11/25	116,080	0.0
20,000		Shell International Finance BV, 4.375%, 05/11/45	21,656	0.0
145,000		Shell International Finance BV, 4.000%, 05/10/46	149,124	0.1
64,000		Statoil ASA, 1.950%, 11/08/18	64,645	0.0
100,000		Statoil ASA, 2.450%, 01/17/23	102,077	0.0
23,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	23,940	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
40,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	$41,109	0.0
125,000		Williams Partners L.P., 3.600%, 03/15/22	127,333	0.1
50,000	#	YPF SA, 8.500%, 07/28/25	54,985	0.0
200,000	#	YPF SA, 8.875%, 12/19/18	222,000	0.1
			4,066,395	1.0

		Financial: 3.0%
200,000	#,L	ABN AMRO Bank NV, 4.800%, 04/18/26	212,875	0.1
277,000		Aegon NV, 1.428%, 07/29/49	182,277	0.1
19,000		American International Group, Inc., 3.750%, 07/10/25	19,976	0.0
75,000		American International Group, Inc., 4.500%, 07/16/44	76,886	0.0
7,000		American International Group, Inc., 8.175%, 05/15/68	9,385	0.0
50,000		Air Lease Corp., 2.125%, 01/15/20	49,877	0.0
90,000		Air Lease Corp., 3.000%, 09/15/23	89,202	0.0
128,000		American Express Credit Corp., 1.800%, 07/31/18	128,775	0.1
115,000		American Tower Corp., 3.500%, 01/31/23	120,159	0.0
38,000		Aon PLC, 2.800%, 03/15/21	39,030	0.0
150,000	#	Athene Global Funding, 2.875%, 10/23/18	149,702	0.1
89,000		AvalonBay Communities, Inc., 2.900%, 10/15/26	88,829	0.0
90,000		Bank of America Corp., 1.950%, 05/12/18	90,531	0.0
84,000		Bank of America Corp., 2.600%, 01/15/19	85,748	0.0
47,000		Bank of America Corp., 2.625%, 10/19/20	48,012	0.0
103,000		Bank of America Corp., 3.875%, 08/01/25	110,307	0.0
17,000		Bank of America Corp., 3.950%, 04/21/25	17,640	0.0
66,000		Bank of America Corp., 4.125%, 01/22/24	71,725	0.0
58,000		Bank of America Corp., 4.250%, 10/22/26	61,505	0.0
25,000		Bank of America Corp., 4.200%, 08/26/24	26,480	0.0
47,000		Bank of America Corp., 4.000%, 04/01/24	50,756	0.0
30,000		Bank of America Corp., 4.750%, 04/21/45	32,284	0.0
40,000		Bank of Montreal, 1.500%, 07/18/19	39,929	0.0
30,000		Bank of Nova Scotia, 1.650%, 06/14/19	30,063	0.0
200,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.300%, 03/05/20	202,263	0.1
197,000	#	Barclays Bank PLC, 6.050%, 12/04/17	206,107	0.1
200,000		Barclays PLC, 3.250%, 01/12/21	203,844	0.1
86,000		BB&T Corp., 1.450%, 01/12/18	86,229	0.0
32,000	#	BNP Paribas SA, 4.375%, 09/28/25	32,849	0.0
82,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	82,615	0.0
83,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	85,890	0.0
90,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	88,875	0.0
90,000		Boston Properties L.P., 2.750%, 10/01/26	88,391	0.0
200,000	#	BPCE SA, 5.700%, 10/22/23	218,179	0.1
30,000		Canadian Imperial Bank of Commerce, 1.600%, 09/06/19	30,011	0.0
90,000		Capital One Financial Corp., 3.750%, 07/28/26	90,665	0.0
80,000		Chubb INA Holdings, Inc., 2.300%, 11/03/20	82,132	0.0
86,000		Citigroup, Inc., 2.050%, 12/07/18	86,693	0.0
84,000		Citigroup, Inc., 2.500%, 07/29/19	85,761	0.0
50,000		Citigroup, Inc., 4.125%, 07/25/28	51,154	0.0
124,000		Citigroup, Inc., 4.450%, 09/29/27	130,133	0.1
25,000		Citigroup, Inc., 4.000%, 08/05/24	26,270	0.0
38,000		Citigroup, Inc., 5.500%, 09/13/25	43,439	0.0
40,000		Citigroup, Inc., 6.675%, 09/13/43	52,938	0.0
500,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	507,677	0.1
65,000	#	Commonwealth Bank of Australia, 1.375%, 09/06/18	64,946	0.0
144,000	#	Commonwealth Bank of Australia, 2.850%, 05/18/26	146,180	0.1
260,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	275,032	0.1
116,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	128,364	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
132,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	$132,578	0.1
52,000		Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	51,786	0.0
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	78,773	0.0
250,000		Credit Suisse/New York NY, 1.750%, 01/29/18	250,082	0.1
107,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	108,655	0.0
136,000		Equity One, Inc., 3.750%, 11/15/22	141,309	0.1
116,000		Fifth Third Bancorp, 4.500%, 06/01/18	120,604	0.0
95,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	95,998	0.0
91,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	93,060	0.0
50,000		Goldman Sachs Group, Inc., 2.625%, 04/25/21	50,892	0.0
107,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	108,846	0.0
38,000		Goldman Sachs Group, Inc., 2.750%, 09/15/20	38,962	0.0
89,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	94,697	0.0
64,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	67,519	0.0
42,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	46,090	0.0
76,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	97,255	0.0
52,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	67,321	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	107,125	0.0
25,000		HCP, Inc., 3.875%, 08/15/24	25,645	0.0
30,000		HCP, Inc., 4.000%, 12/01/22	31,748	0.0
25,000		HCP, Inc., 4.000%, 06/01/25	25,730	0.0
200,000		HSBC Holdings PLC, 2.650%, 01/05/22	199,481	0.1
105,000		Huntington Bancshares, Inc., 2.600%, 08/02/18	106,743	0.0
200,000	#	ING Bank NV, 2.000%, 11/26/18	201,389	0.1
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	197,969	0.1
400,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	412,056	0.1
74,000		JPMorgan Chase & Co., 1.625%, 05/15/18	74,195	0.0
86,000		JPMorgan Chase & Co., 1.700%, 03/01/18	86,276	0.0
89,000		JPMorgan Chase & Co., 2.550%, 10/29/20	90,804	0.0
80,000		JPMorgan Chase & Co., 2.550%, 03/01/21	81,523	0.0
84,000		JPMorgan Chase & Co., 3.900%, 07/15/25	90,729	0.0
72,000		JPMorgan Chase & Co., 4.125%, 12/15/26	77,035	0.0
75,000		JPMorgan Chase & Co., 6.100%, 10/29/49	79,313	0.0
109,000		JPMorgan Chase & Co., 6.000%, 12/29/49	114,041	0.0
62,000		JPMorgan Chase & Co., 6.125%, 12/29/49	65,662	0.0
110,000		Kite Realty Group L.P., 4.000%, 10/01/26	111,169	0.0
45,000	#,L	Mizuho Bank Ltd., 2.150%, 10/20/18	45,397	0.0
200,000	#	Mizuho Financial Group, Inc., 3.477%, 04/12/26	211,396	0.1
168,000		Morgan Stanley, 2.450%, 02/01/19	171,141	0.1
38,000		Morgan Stanley, 2.500%, 04/21/21	38,412	0.0
70,000		Morgan Stanley, 3.125%, 07/27/26	70,847	0.0
60,000		Morgan Stanley, 3.875%, 01/27/26	63,947	0.0
55,000		Morgan Stanley, 3.875%, 04/29/24	58,949	0.0
45,000		Morgan Stanley, 3.950%, 04/23/27	46,935	0.0
90,000		Morgan Stanley, 4.000%, 07/23/25	97,019	0.0
70,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	73,238	0.0
90,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	91,086	0.0
80,000	#	New York Life Global Funding, 1.550%, 11/02/18	80,432	0.0
25,000		Principal Financial Group, Inc., 3.400%, 05/15/25	25,725	0.0
70,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	71,779	0.0
60,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	60,783	0.0
70,000		Santander UK Group Holdings PLC, 2.875%, 10/16/20	70,671	0.0
70,000		Santander UK PLC, 2.375%, 03/16/20	70,735	0.0
127,000		Santander UK PLC, 2.500%, 03/14/19	128,933	0.1
40,000	#	Santander UK PLC, 5.000%, 11/07/23	41,822	0.0
73,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	75,960	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
111,000		Senior Housing Properties Trust, 3.250%, 05/01/19	$111,982	0.0
200,000	#,L	Societe Generale SA, 4.250%, 08/19/26	199,453	0.1
120,000	#	Standard Chartered PLC, 4.300%, 02/19/27	119,754	0.0
250,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	254,875	0.1
100,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	102,284	0.0
55,000		Toronto-Dominion Bank, 1.450%, 09/06/18	55,025	0.0
127,000		Toronto-Dominion Bank, 2.250%, 11/05/19	129,611	0.1
100,000		Toronto-Dominion Bank, 3.625%, 09/15/31	100,538	0.0
75,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	77,117	0.0
210,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	221,080	0.1
41,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	43,073	0.0
128,000		US Bancorp, 1.950%, 11/15/18	129,659	0.1
120,000		US Bancorp, 2.350%, 01/29/21	123,552	0.1
70,000		US Bancorp, 2.375%, 07/22/26	68,982	0.0
90,000		Visa, Inc., 3.150%, 12/14/25	95,239	0.0
30,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	30,545	0.0
200,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	205,169	0.1
107,000		Wells Fargo & Co., 1.500%, 01/16/18	107,121	0.0
60,000		Wells Fargo & Co., 3.900%, 05/01/45	62,055	0.0
105,000		Wells Fargo & Co., 4.100%, 06/03/26	111,602	0.0
65,000		Wells Fargo & Co., 5.900%, 12/29/49	67,438	0.0
35,000		Westpac Banking Corp., 1.600%, 08/19/19	35,006	0.0
60,000		XLIT Ltd., 5.500%, 03/31/45	59,035	0.0
			12,857,052	3.0

		Industrial: 0.2%
20,000		BNSF Funding Trust I, 6.613%, 12/15/55	23,127	0.0
57,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	58,235	0.0
115,000		General Electric Co., 4.375%, 09/16/20	127,250	0.1
241,000		General Electric Co., 5.000%, 12/29/49	256,581	0.1
57,000		Ingersoll-Rand Global Holding Co. Ltd, 6.875%, 08/15/18	62,685	0.0
34,000		John Deere Capital Corp., 1.300%, 03/12/18	34,053	0.0
53,000		Lockheed Martin Corp., 1.850%, 11/23/18	53,661	0.0
80,000		Lockheed Martin Corp., 2.500%, 11/23/20	82,667	0.0
25,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	26,891	0.0
47,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	47,300	0.0
			772,450	0.2

		Technology: 0.6%
50,000		Apple, Inc., 1.100%, 08/02/19	49,821	0.0
64,000		Apple, Inc., 1.000%, 05/03/18	63,920	0.0
97,000		Apple, Inc., 1.550%, 02/07/20	97,914	0.0
60,000		Apple, Inc., 2.450%, 08/04/26	60,275	0.0
86,000		Apple, Inc., 4.650%, 02/23/46	99,745	0.0
50,000		Applied Materials, Inc., 3.900%, 10/01/25	55,366	0.0
106,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	109,072	0.1
104,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 4.420%, 06/15/21	108,813	0.1
110,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 5.450%, 06/15/23	117,975	0.1
102,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 6.020%, 06/15/26	112,090	0.1
44,000		Fidelity National Information Services, Inc., 2.850%, 10/15/18	45,176	0.0
85,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	90,246	0.0
60,000		Fidelity National Information Services, Inc., 3.000%, 08/15/26	59,502	0.0
105,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	105,865	0.0
80,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	81,547	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
30,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	$32,040	0.0
7,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	7,489	0.0
107,000		Intel Corp., 1.350%, 12/15/17	107,352	0.0
111,000		Intel Corp., 2.600%, 05/19/26	113,294	0.1
107,000		International Business Machines Corp., 1.125%, 02/06/18	107,004	0.0
48,000		KLA-Tencor Corp., 4.125%, 11/01/21	51,722	0.0
50,000		Lam Research Corp., 3.450%, 06/15/23	51,234	0.0
35,000		Microsoft Corp., 1.100%, 08/08/19	34,900	0.0
42,000		Microsoft Corp., 1.300%, 11/03/18	42,216	0.0
25,000		Microsoft Corp., 1.550%, 08/08/21	24,910	0.0
50,000		Microsoft Corp., 2.400%, 08/08/26	50,096	0.0
50,000		Microsoft Corp., 3.500%, 02/12/35	51,395	0.0
70,000		Microsoft Corp., 3.700%, 08/08/46	71,097	0.0
30,000		Microsoft Corp., 4.200%, 11/03/35	33,671	0.0
97,000		Microsoft Corp., 4.450%, 11/03/45	110,824	0.1
50,000		Oracle Corp., 3.850%, 07/15/36	52,134	0.0
83,000		Oracle Corp., 4.125%, 05/15/45	87,380	0.0
75,000		Oracle Corp., 4.300%, 07/08/34	81,645	0.0
59,000		Oracle Corp., 5.750%, 04/15/18	63,130	0.0
			2,430,860	0.6

		Utilities: 0.5%
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	51,095	0.0
10,000		Dominion Resources, Inc./VA, 1.600%, 08/15/19	9,988	0.0
50,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	53,243	0.0
70,000		Duke Energy Corp., 1.800%, 09/01/21	69,713	0.0
58,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	67,582	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	99,681	0.0
50,000	#	Electricite de France SA, 2.350%, 10/13/20	51,021	0.0
200,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	207,000	0.1
70,000		Entergy Corp., 2.950%, 09/01/26	70,179	0.0
70,000		Entergy Louisiana LLC, 2.400%, 10/01/26	69,476	0.0
53,000		Entergy Texas, Inc., 7.125%, 02/01/19	59,484	0.0
60,000		Exelon Corp., 2.850%, 06/15/20	62,201	0.0
70,000		Exelon Corp., 3.400%, 04/15/26	72,824	0.0
79,000		FirstEnergy Corp., 2.750%, 03/15/18	79,944	0.0
118,000		FirstEnergy Corp., 4.250%, 03/15/23	125,353	0.1
80,000	#	Fortis, Inc./Canada, 3.055%, 10/04/26	79,937	0.0
70,000		Georgia Power Co., 1.950%, 12/01/18	71,244	0.0
49,000		Indiana Michigan Power Co., 7.000%, 03/15/19	54,961	0.0
97,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	103,549	0.1
244,000		Metropolitan Edison Co., 7.700%, 01/15/19	274,143	0.1
26,000		Nevada Power Co., 7.125%, 03/15/19	29,635	0.0
20,000		NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/18	20,084	0.0
109,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	111,710	0.1
27,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	28,704	0.0
58,000		Nisource Finance Corp., 5.950%, 06/15/41	72,924	0.0
90,000		Southwestern Electric Power Co., 2.750%, 10/01/26	90,124	0.0
67,000		TransAlta Corp., 4.500%, 11/15/22	66,003	0.0
70,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	70,542	0.0
			2,222,344	0.5

		Total Corporate Bonds/Notes
		(Cost $35,024,022)	36,192,294	8.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.0%
137,753		Alternative Loan Trust 2005-10CB 1A1, 1.025%, 05/25/35	110,595	0.0
102,368		Alternative Loan Trust 2005-51 3A2A, 1.797%, 11/20/35	89,796	0.0
118,978		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	107,018	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
213,059		Alternative Loan Trust 2005-J2 1A12, 0.925%, 04/25/35	$175,118	0.1
29,461		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	23,377	0.0
196,118		Alternative Loan Trust 2006-19CB A12, 0.925%, 08/25/36	122,202	0.0
182,717		Alternative Loan Trust 2006-HY11 A1, 0.645%, 06/25/36	143,935	0.1
49,975		Alternative Loan Trust 2007-21CB 2A1, 0.925%, 09/25/37	29,508	0.0
51,793		Alternative Loan Trust 2007-23CB A3, 1.025%, 09/25/37	27,828	0.0
256,048		Alternative Loan Trust 2007-2CB 2A1, 1.125%, 03/25/37	152,540	0.1
69,289		American Home Mortgage Assets Trust 2006-3 2A11, 1.447%, 10/25/46	49,000	0.0
58,536	#	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	58,847	0.0
190,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF C, 2.524%, 01/15/28	184,053	0.1
120,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.723%, 06/10/49	120,418	0.0
120,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.723%, 06/10/49	119,640	0.0
150,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.005%, 02/10/51	151,959	0.1
30,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.005%, 02/10/51	29,448	0.0
71,097	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2003-2 H, 5.957%, 03/11/41	75,475	0.0
30,900		Banc of America Mortgage 2005-J Trust 2A4, 2.954%, 11/25/35	28,680	0.0
2,180,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	101,564	0.0
98,521		Bear Stearns ALT-A Trust 2005-7, 3.239%, 09/25/35	88,981	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.147%, 06/11/41	216,417	0.1
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	74,005	0.0
210,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.854%, 11/11/41	221,771	0.1
182,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR10, 5.793%, 12/11/40	191,686	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 F, 5.946%, 02/13/42	144,222	0.1
52,078		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.302%, 10/12/42	52,028	0.0
86,793	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.907%, 04/12/38	87,034	0.0
260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	244,997	0.1
115,299	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	120,890	0.0
40,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.825%, 07/25/25	40,238	0.0
140,000		Citigroup Commercial Mortgage Trust 2016-P4 A3, 2.646%, 07/10/49	141,657	0.1
70,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/49	72,197	0.0
999,167	^	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.176%, 07/10/49	141,237	0.1
221,514		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.963%, 03/25/36	203,707	0.1
123,115		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.296%, 09/25/37	113,208	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
112,643		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	$112,629	0.0
110,000	#	COMM 2004-LB2A H, 6.067%, 03/10/39	118,456	0.0
1,724,732	^	COMM 2012-CCRE2 XA Mortgage Trust, 1.895%, 08/15/45	132,835	0.0
2,380,000	#,^	COMM 2012-CCRE4 XB Mortgage Trust, 0.745%, 10/15/45	81,951	0.0
980,562	^	COMM 2012-CR4 XA, 2.064%, 10/15/45	74,222	0.0
607,176	^	COMM 2013-LC6 XA, 1.856%, 01/10/46	35,926	0.0
72,738	#	Commercial Mortgage Trust 2004-GG1 F, 6.572%, 06/10/36	73,395	0.0
40,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.236%, 12/10/49	40,045	0.0
70,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1A K, 5.415%, 02/25/21	70,003	0.0
6,270	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	6,264	0.0
50,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.466%, 05/15/36	54,154	0.0
30,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	26,993	0.0
60,000		DBJPM Mortgage Trust 16-C3 A5, 2.890%, 09/10/49	62,079	0.0
100,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	105,648	0.0
110,000	#	DBUBS Mortgage Trust 2011-LC1A E, 5.884%, 11/10/46	117,638	0.0
82,414		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 0.811%, 08/19/45	69,747	0.0
40,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.425%, 07/25/24	40,221	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 3.525%, 07/25/24	100,233	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.425%, 11/25/24	108,193	0.0
60,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.525%, 11/25/24	64,384	0.0
170,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.525%, 05/25/25	176,999	0.1
66,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.825%, 02/25/25	69,239	0.0
100,000		Fannie Mae Connecticut Avenue Securities, 5.525%, 07/25/25	107,377	0.0
30,501		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/36	25,917	0.0
104,284		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 0.825%, 12/25/36	54,462	0.0
104,284	^	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 6.175%, 12/25/36	32,734	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 5.025%, 02/25/24	108,495	0.0
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.125%, 04/25/24	185,552	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.525%, 08/25/24	104,753	0.0
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.075%, 10/25/24	265,457	0.1
50,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.275%, 10/25/24	53,498	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.225%, 04/25/28	106,263	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ2 M3, 3.775%, 05/25/25	103,314	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.325%, 05/25/28	107,168	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.075%, 07/25/28	110,094	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 4.324%, 03/25/29	$100,538	0.0
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.374%, 03/25/29	201,623	0.1
21,820,085	#,^	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/45	87,056	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	86,328	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2, 5.357%, 12/10/43	100,879	0.0
1,785,023	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.643%, 05/10/45	142,039	0.1
122,625		HomeBanc Mortgage Trust 2004-1 2A, 1.385%, 08/25/29	114,555	0.0
340,000	#	Hudson Yards 2016-10HY Mortgage Trust, 2.835%, 08/10/38	346,562	0.1
66,001		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.735%, 04/25/46	48,996	0.0
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.726%, 05/15/41	40,930	0.0
90,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	89,873	0.0
1,050,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.440%, 12/15/47	20,094	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	30,189	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 C, 5.549%, 05/15/45	29,106	0.0
150,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM, 5.940%, 06/15/49	151,085	0.1
3,040,191	^	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 XA, 0.690%, 01/15/46	39,262	0.0
196,000		JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 A4, 2.822%, 08/15/49	201,573	0.1
999,166	^	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 XA, 2.020%, 08/15/49	139,099	0.1
925,757	^	JPMBB Commercial Mortgage Securities Trust 2013-C12, 0.895%, 07/15/45	25,623	0.0
4,643,527	^	JPMBB Commercial Mortgage Securities Trust 2013-C14 XA, 1.087%, 08/15/46	134,334	0.0
961,014	^	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.395%, 04/15/47	37,816	0.0
1,281,523	#,^	LB-UBS Commercial Mortgage Trust 2004-C1 XST, 1.000%, 01/15/36	684	0.0
89,133	#	LB-UBS Commercial Mortgage Trust 2004-C7 K, 5.342%, 10/15/36	90,200	0.0
109,837	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.828%, 02/15/40	110,281	0.0
13,633		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	14,259	0.0
170,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	174,387	0.1
130,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.080%, 06/15/38	129,841	0.0
50,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.080%, 06/15/38	49,923	0.0
1,830,928	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.905%, 11/15/38	434	0.0
54,631		Lehman XS Trust Series 2005-5N 1A2, 0.885%, 11/25/35	42,727	0.0
112,374		Lehman XS Trust Series 2006-14N 2A, 0.725%, 09/25/46	90,962	0.0
100,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.267%, 09/12/42	102,537	0.0
1,146,769	^	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, 1.299%, 12/15/47	67,200	0.0
130,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.601%, 09/15/47	146,115	0.1
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	110,145	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	$109,155	0.0
77,032		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	67,543	0.0
100,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	89,676	0.0
39,230		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	35,216	0.0
9,685	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	9,682	0.0
14,665		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 B, 6.010%, 05/15/43	14,647	0.0
130,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 C, 6.010%, 05/15/43	129,713	0.0
190,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.010%, 05/15/43	189,534	0.1
63,120		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.056%, 10/25/36	53,505	0.0
162,600		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 1.035%, 08/25/45	143,244	0.1
47,674		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 2.776%, 08/25/36	42,727	0.0
78,440		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.802%, 08/25/46	68,845	0.0
18,898		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.603%, 12/25/36	16,563	0.0
81,063		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.303%, 04/25/37	70,759	0.0
153,263		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.575%, 07/25/37	125,561	0.0
385,116		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 4A, 1.497%, 06/25/46	289,835	0.1
56,114		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.955%, 06/25/37	41,438	0.0
681,469	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.188%, 10/15/45	52,158	0.0
140,000		Wells Fargo Commercial Mortgage Trust 2015-P2, 3.541%, 12/15/48	151,688	0.1
170,000		Wells Fargo Commercial Mortgage Trust 2016-C35 A3, 2.674%, 07/15/48	172,162	0.1
988,546	^	Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 2.172%, 07/15/48	139,702	0.1
1,343,536	^	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.736%, 01/15/59	130,546	0.0
71,159		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.198%, 04/25/36	65,462	0.0
32,378		Wells Fargo Mortgage Backed Securities 2007-8 Trust 1A13, 0.895%, 07/25/37	28,074	0.0
91,979		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.944%, 12/28/37	84,900	0.0
416,611	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.255%, 08/15/45	32,718	0.0
579,833	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.528%, 03/15/48	34,435	0.0

		Total Collateralized Mortgage Obligations
		(Cost $12,759,036)	12,848,357	3.0

FOREIGN GOVERNMENT BONDS: 0.3%
175,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	190,925	0.1
50,000		Brazil Government International Bond, 8.750%, 02/04/25	65,750	0.0
200,000		Colombia Government International Bond, 2.625%, 03/15/23	197,700	0.1
66,000		Colombia Government International Bond, 8.125%, 05/21/24	87,532	0.0
100,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	106,500	0.0
29,000		Guatemala Government Bond, 8.125%, 10/06/34	39,150	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
62,000		Hungary Government International Bond, 5.375%, 02/21/23	$71,205	0.0
100,000		Indonesia Government International Bond, 8.500%, 10/12/35	151,734	0.0
55,000		Lebanon Government International Bond, 6.000%, 01/27/23	53,955	0.0
15,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	8,561	0.0
125,000	L	Petroleos Mexicanos, 4.500%, 01/23/26	121,875	0.0
19,000		Petroleos Mexicanos, 4.875%, 01/18/24	19,285	0.0
50,000		Philippine Government International Bond, 9.500%, 02/02/30	86,333	0.0
30,000		Poland Government International Bond, 3.250%, 04/06/26	31,829	0.0
50,000		Romanian Government International Bond, 4.375%, 08/22/23	55,434	0.0
10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	11,087	0.0
147,000		Turkey Government International Bond, 7.375%, 02/05/25	174,251	0.1
23,539		Uruguay Government International Bond, 7.625%, 03/21/36	33,308	0.0

		Total Foreign Government Bonds
		(Cost $1,464,798)	1,506,414	0.3

ASSET-BACKED SECURITIES: 1.2%
		Automobile Asset-Backed Securities: 0.2%
70,000		AmeriCredit Automobile Receivables Trust 2013-4 D, 3.310%, 10/08/19	71,364	0.0
90,000		AmeriCredit Automobile Receivables Trust 2013-5 D, 2.860%, 12/09/19	91,645	0.0
40,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	40,476	0.0
30,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	30,334	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	50,543	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	50,705	0.0
40,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	40,335	0.0
120,000	#	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	119,607	0.1
50,000		Santander Drive Auto Receivables Trust 2013-4 D, 3.920%, 01/15/20	51,386	0.0
110,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	113,550	0.1
110,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	111,737	0.0
30,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	30,333	0.0
			802,015	0.2

		Home Equity Asset-Backed Securities: 0.1%
132,541		Bear Stearns Asset Backed Securities I Trust 2006-HE9 3A, 0.665%, 11/25/36	118,528	0.0
200,000		Home Equity Asset Trust 2007-3 2A3, 0.765%, 08/25/37	180,058	0.0
200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	192,512	0.1
			491,098	0.1

		Other Asset-Backed Securities: 0.9%
200,000	#	ALM VII Ltd. 2012-7A A1R, 2.314%, 10/15/28	200,000	0.0
250,000	#	ALM VIII Ltd. 2013-8A A1R, 2.343%, 10/15/28	250,000	0.1
198,124	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	–	–
250,000	#	Atrium V 5A D, 4.511%, 07/20/20	249,653	0.1
8,542	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	8,587	0.0
100,000	#	Blue Hill CLO 2013-1A A, 2.160%, 01/15/26	100,030	0.0
250,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.547%, 03/17/21	248,516	0.1
500,000	#	Carlyle High Yield Partners IX Ltd. 2006-9A B, 1.245%, 08/01/21	491,296	0.1
16,450		Chase Funding Trust Series 2003-5 2A2, 1.125%, 07/25/33	15,294	0.0
96,297	#	CIFC Funding 2006-2A B2L, 4.842%, 03/01/21	96,294	0.0
200,000	#	CIFC Funding 2006-I2A B1L, 2.442%, 03/01/21	197,312	0.1
44,632	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	45,791	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
84,023	#	DRB Prime Student Loan Trust 2015-D, 3.200%, 01/25/40	$86,244	0.0
81,502	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	83,616	0.0
90,295	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	93,766	0.0
250,000	#	Magnetite CLO Ltd. 2016-18A A, 2.263%, 11/15/28	250,000	0.1
25,725	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	25,894	0.0
37,937	#	Marketplace Loan Trust Series 2015-AV2, 4.000%, 10/15/21	38,102	0.0
300,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	299,439	0.1
244,549		SG Mortgage Securities Trust 2006-OPT2 A2, 0.665%, 10/25/36	205,972	0.1
70,426	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	71,720	0.0
100,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	101,300	0.0
170,000		Symphony CLO IX L.P., 2.303%, 10/16/28	170,000	0.0
130,000	#	Symphony CLO XIV Ltd. 2014 -14A A2, 2.153%, 07/14/26	130,052	0.1
100,000	#	Taco Bell Funding LLC, 3.832%, 05/25/46	101,681	0.0
100,000	#	Telos CLO 2006-1A E Ltd., 4.915%, 10/11/21	100,134	0.0
50,000	#	Trade MAPS 1 Ltd. 2013-1A C, 2.768%, 12/10/18	49,992	0.0
210,000		Wind River CLO Ltd. 2016-2A A, 2.363%, 10/27/28	210,000	0.0
			3,920,685	0.9

		Total Asset-Backed Securities
		(Cost $5,161,303)	5,213,798	1.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.5%
		Federal Home Loan Mortgage Corporation: 1.4%##
24,286		2.500%, due 05/01/30	25,253	0.0
26,248		2.500%, due 05/01/30	27,273	0.0
35,349		2.500%, due 06/01/30	36,730	0.0
380,779		3.000%, due 04/15/33	394,725	0.1
50,492		3.000%, due 03/01/45	52,966	0.0
54,505		3.000%, due 03/01/45	56,975	0.0
63,824		3.000%, due 04/01/45	66,716	0.0
237,000	W	3.500%, due 02/15/41	250,049	0.1
107,676		3.500%, due 03/01/45	114,673	0.0
397,685		4.000%, due 12/01/41	428,625	0.1
90,656		4.000%, due 12/01/42	98,713	0.0
22,712		4.000%, due 09/01/45	24,412	0.0
19,633		4.000%, due 09/01/45	21,067	0.0
23,054		4.000%, due 09/01/45	24,738	0.0
35,463		4.000%, due 09/01/45	38,117	0.0
67,609		4.000%, due 09/01/45	72,547	0.0
26,104		4.000%, due 11/01/45	28,011	0.0
441,623		4.250%, due 05/15/44	519,670	0.1
441,623		4.250%, due 05/15/44	520,396	0.1
424,277		4.500%, due 08/01/41	465,727	0.1
760,225		4.500%, due 09/01/41	832,961	0.2
29,961		4.500%, due 01/15/42	33,079	0.0
29,427		5.000%, due 12/15/17	29,925	0.0
114,135		5.000%, due 02/15/35	127,161	0.0
124,060	^	5.250%, due 03/15/33	137,761	0.0
157,461		5.500%, due 12/15/32	179,183	0.1
45,663		5.500%, due 09/15/34	52,000	0.0
349,045		5.500%, due 02/15/36	396,387	0.1
140,413		5.500%, due 06/15/37	158,662	0.0
8,583		5.500%, due 07/01/37	9,744	0.0
148,036		5.500%, due 07/15/37	168,646	0.1
203,873		6.000%, due 01/15/29	237,070	0.1
228,955		6.000%, due 07/15/32	264,404	0.1
180,059		6.000%, due 10/15/37	199,068	0.1
6,770		6.500%, due 12/01/31	7,978	0.0
			6,101,412	1.4

		Federal National Mortgage Association: 1.6%##
43,978		2.500%, due 05/01/30	45,681	0.0
95,646		2.500%, due 06/01/30	99,189	0.0
60,522		2.500%, due 06/01/30	62,764	0.0
34,984		2.500%, due 07/01/30	36,280	0.0
274,391		3.000%, due 08/01/30	289,365	0.1
166,273		3.000%, due 09/01/30	175,494	0.0
336,000	W	3.000%, due 07/25/42	348,429	0.1
276,791		3.000%, due 07/01/43	288,435	0.1
112,612		3.000%, due 09/01/43	117,336	0.0
458,923		3.000%, due 04/01/45	479,944	0.1
160,796		3.500%, due 10/01/42	170,303	0.0
39,252		4.000%, due 07/01/42	42,315	0.0
281,599		4.000%, due 07/01/42	303,545	0.1
93,335		4.000%, due 06/01/45	101,053	0.0
584,478		4.500%, due 10/25/36	639,201	0.2
71,031		4.500%, due 11/01/40	78,132	0.0
202,264		4.500%, due 10/01/41	222,304	0.1
336,733		4.500%, due 10/25/41	396,623	0.1
60,668		5.000%, due 06/01/33	67,532	0.0
8,654		5.000%, due 07/25/34	8,709	0.0
84,342		5.000%, due 07/01/35	94,784	0.0
14,510		5.000%, due 02/01/36	16,156	0.0
5,549		5.000%, due 07/01/36	6,236	0.0
175,378		5.000%, due 07/01/37	197,148	0.0
137,136		5.000%, due 07/01/37	154,138	0.0
376,802		5.000%, due 05/25/40	425,731	0.1
199,029		5.000%, due 11/01/40	222,224	0.1
268,612		5.000%, due 04/25/41	307,158	0.1
64,611		5.000%, due 05/01/41	72,042	0.0
152,122		5.000%, due 06/01/41	169,620	0.0
82,771		5.000%, due 06/01/41	92,280	0.0
199,623		5.500%, due 12/01/36	226,498	0.1
586,872		5.576%, due 02/25/49	646,414	0.2
4,596		6.000%, due 10/01/17	4,621	0.0
2,420		6.000%, due 11/01/17	2,447	0.0
195,783		6.000%, due 04/25/31	225,804	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
7,166		7.000%, due 06/01/29	$7,954	0.0
791		7.000%, due 10/01/29	898	0.0
2,481		7.000%, due 01/01/32	2,719	0.0
633		7.000%, due 04/01/32	669	0.0
2,254		7.000%, due 05/01/32	2,558	0.0
1,049		7.500%, due 11/01/29	1,094	0.0
2,600		7.500%, due 10/01/30	2,609	0.0
			6,854,436	1.6

		Government National Mortgage Association: 0.5%
363,000	W	3.000%, due 05/20/45	380,299	0.1
398,736		3.500%, due 05/20/46	424,185	0.1
99,423		4.000%, due 11/20/40	107,021	0.0
314,530		4.000%, due 12/20/40	350,814	0.1
189,216		4.000%, due 03/20/46	205,143	0.1
169,477		4.500%, due 08/20/41	185,733	0.1
124,000		4.750%, due 05/20/39	136,273	0.0
136,082		5.140%, due 10/20/60	145,216	0.0
155,757		5.277%, due 10/20/60	166,026	0.0
54,675		7.000%, due 05/16/32	63,303	0.0
			2,164,013	0.5

		Total U.S. Government Agency Obligations
		(Cost $14,675,418)	15,119,861	3.5

U.S. TREASURY OBLIGATIONS: 4.9%
		Treasury Inflation Indexed Protected Securities: 1.0%
3,948,829		0.625%, due 01/15/26	4,160,870	1.0

		U.S. Treasury Bonds: 1.1%
734,000		1.500%, due 08/15/26	727,406	0.2
3,866,000		2.500%, due 05/15/46	4,014,450	0.9
2,000		3.000%, due 11/15/45	2,290	0.0
			4,744,146	1.1

		U.S. Treasury Notes: 2.8%
1,250,000		0.750%, due 08/31/18	1,249,756	0.3
2,282,000		0.750%, due 09/30/18	2,281,377	0.5
1,496,000		0.875%, due 05/31/18	1,499,213	0.3
2,498,000		0.875%, due 09/15/19	2,497,805	0.6
2,000		1.000%, due 12/31/17	2,007	0.0
646,000	L	1.125%, due 08/31/21	645,470	0.1
773,000		1.125%, due 09/30/21	772,004	0.2
7,000		1.375%, due 01/31/21	7,078	0.0
691,000		1.375%, due 08/31/23	689,111	0.2
60,000		1.375%, due 09/30/23	59,867	0.0
2,478,000		1.625%, due 02/15/26	2,484,485	0.6
31,000		1.750%, due 01/31/23	31,742	0.0
			12,219,915	2.8

		Total U.S. Treasury Obligations
		(Cost $21,065,004)	21,124,931	4.9

		Total Long-Term Investments
		(Cost $391,885,894)	405,929,479	94.3

SHORT-TERM INVESTMENTS: 4.8%
		Corporate Bonds/Notes: 0.1%
65,000		AmerisourceBergen Corp., 1.150%, 05/15/17	64,968	0.0
8,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	8,342	0.0
32,000		L-3 Communications Corp., 1.500%, 05/28/17	32,035	0.0
64,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	64,434	0.0
83,000		Southwestern Electric Power Co., 5.550%, 01/15/17	83,986	0.1
			253,765	0.1

		U.S. Government Agency Obligations: 0.0%
17		Fannie Mae, 6.000%, 10/01/16	17	0.0
3,516		Fannie Mae, 6.000%, 03/01/17	3,536	0.0
384		Fannie Mae, 6.000%, 04/01/17	385	0.0
794		Fannie Mae, 6.000%, 04/01/17	797	0.0
392		Fannie Mae, 6.000%, 04/01/17	393	0.0
3,545		Fannie Mae, 6.000%, 06/01/17	3,577	0.0
655		Fannie Mae, 6.000%, 09/01/17	659	0.0
			9,364	0.0

		Securities Lending Collateralcc: 1.0%
1,040,562		Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $1,040,602, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $1,061,415, due 02/01/21-08/01/46)	1,040,562	0.2
1,040,562		Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,040,608, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,061,373, due 11/01/16-07/20/66)	1,040,562	0.2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,040,562	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,040,606, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,061,373, due 10/13/16-09/09/49)	$1,040,562	0.2
218,971	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $218,980, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $223,350, due 03/01/26-09/01/46)	218,971	0.1
1,040,600	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,040,651, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,061,462, due 04/15/18-09/09/49)	1,040,600	0.3
		4,381,257	1.0

	U.S. Treasury Notes: 0.4%
1,680,000	United States Treasury Note, 0.500%, 02/28/17
	(Cost $1,680,271)	1,681,062	0.4

	Foreign Government Bonds: 0.0%
49,000	Petroleos de Venezuela SA, 5.250%, 04/12/17
	(Cost $45,908)	41,895	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
14,359,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $14,359,000)	$14,359,000	3.3

	Total Short-Term Investments
	(Cost $20,727,966)	20,726,343	4.8

	Total Investments in Securities (Cost $412,613,860)	$426,655,822	99.1
	Assets in Excess of Other Liabilities	4,034,964	0.9
	Net Assets	$430,690,786	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $415,129,679.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$22,961,265
Gross Unrealized Depreciation	(11,435,122)
Net Unrealized Appreciation	$11,526,143

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$25,282,866	$4,550,764	$–	$29,833,630
Consumer Staples	15,586,336	5,031,875	–	20,618,211
Energy	11,675,394	2,047,170	–	13,722,564
Financials	28,154,757	8,551,504	–	36,706,261
Health Care	26,337,324	4,396,229	–	30,733,553
Industrials	20,656,662	5,084,297	–	25,740,959
Information Technology	41,054,191	2,227,428	–	43,281,619
Materials	7,223,012	2,774,917	–	9,997,929
Real Estate	8,626,606	242,107	–	8,868,713
Telecommunication Services	1,012,489	1,948,059	–	2,960,548
Utilities	8,245,489	1,355,512	–	9,601,001
Total Common Stock	193,855,126	38,209,862	–	232,064,988
Exchange-Traded Funds	45,043,759	–	–	45,043,759
Mutual Funds	36,577,171	–	–	36,577,171
Preferred Stock	–	237,906	–	237,906
Corporate Bonds/Notes	–	36,192,294	–	36,192,294
Collateralized Mortgage Obligations	–	12,848,357	–	12,848,357
Short-Term Investments	14,359,000	6,367,343	–	20,726,343
Asset-Backed Securities	–	4,963,798	250,000	5,213,798
U.S. Treasury Obligations	–	21,124,931	–	21,124,931
Foreign Government Bonds	–	1,506,414	–	1,506,414
U.S. Government Agency Obligations	–	15,119,861	–	15,119,861
Total Investments, at fair value	$289,835,056	$136,570,766	$250,000	$426,655,822
Other Financial Instruments+
Centrally Cleared Swaps	–	266,218	–	266,218
Futures	65,548	–	–	65,548
Total Assets	$289,900,604	$136,836,984	$250,000	$426,987,588
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(458,947)	$–	$(458,947)
Futures	(289,459)	–	–	(289,459)
OTC Swaps	–	(5,188)	–	(5,188)
Total Liabilities	$(289,459)	$(464,135)	$–	$(753,594)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class P	$-	$13,423,983	$(672,266)	$128,144	$12,879,861	$267,085	$3,370	$-
Voya High Yield Bond Fund - Class P	13,431,216	4,793,407	(2,159,091)	1,169,645	17,235,177	738,249	(121,043)	-
	$13,431,216	$18,217,390	$(2,831,357)	$1,297,789	$30,115,038	$1,005,334	$(117,673)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

At September 30, 2016, the following futures contracts were outstanding for Voya Balanced Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	69	12/16/16	$8,613,270	$(53,606)
S&P Mid 400 E-Mini	56	12/16/16	8,677,760	(159,146)
U.S. Treasury 2-Year Note	88	12/30/16	19,225,251	12,908
U.S. Treasury 5-Year Note	82	12/30/16	9,964,282	20,872
U.S. Treasury Ultra Long Bond	14	12/20/16	2,574,250	(51,492)
			$49,054,813	$(230,464)
Short Contracts
S&P 500 E-Mini	(28)	12/16/16	(3,024,560)	(23,911)
U.S. Treasury 10-Year Note	(26)	12/20/16	(3,409,250)	(1,304)
U.S. Treasury Long Bond	(9)	12/20/16	(1,513,406)	22,346
U.S. Treasury Ultra 10-Year Note	(31)	12/20/16	(4,468,844)	9,422
			$(12,416,060)	$6,553

At September 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD	612,000	$58,012	$58,012
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD	729,000	94,176	94,176
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.593%	Chicago Mercantile Exchange	10/13/40	USD	221,000	(36,104)	(36,104)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD	1,071,000	(203,589)	(203,589)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.004%	Chicago Mercantile Exchange	08/15/18	USD	6,217,000	342	342
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.036%	Chicago Mercantile Exchange	10/13/18	USD	3,984,000	(1,832)	(1,832)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	7,138,000	(129,065)	(129,065)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.453%	Chicago Mercantile Exchange	10/13/20	USD	715,000	(9,075)	(9,075)
Receive a fixed rate equal to 1.785% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/22	USD	1,701,000	52,305	52,305
Receive a fixed rate equal to 2.099% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/25	USD	58,000	3,299	3,299
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	2,814,000	49,630	49,630
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.618%	Chicago Mercantile Exchange	06/27/26	USD	347,000	(4,519)	(4,519)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.621%	Chicago Mercantile Exchange	06/27/26	USD	347,000	(4,616)	(4,616)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.646%	Chicago Mercantile Exchange	06/27/26	USD	347,000	(5,407)	(5,407)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.620%	Chicago Mercantile Exchange	06/27/26	USD	347,000	(4,584)	(4,584)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.625%	Chicago Mercantile Exchange	06/27/26	USD	204,000	(2,773)	(2,773)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.902%	Chicago Mercantile Exchange	06/28/26	USD	2,814,000	(16,100)	(16,100)
Receive a fixed rate equal to 1.371% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/29/26	USD	830,000	(8,221)	(8,221)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.394%	Chicago Mercantile Exchange	07/14/26	USD	830,000	6,689	6,689
Receive a fixed rate equal to 1.356% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/26	USD	1,540,000	(17,832)	(17,832)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.469%	Chicago Mercantile Exchange	07/19/26	USD	1,540,000	$1,765	$1,765
Receive a fixed rate equal to 1.476% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/15/26	USD	1,440,000	(1,358)	(1,358)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.538%	Chicago Mercantile Exchange	09/22/26	USD	77,570	(353)	(353)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.539%	Chicago Mercantile Exchange	09/22/26	USD	524,000	(2,412)	(2,412)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.545%	Chicago Mercantile Exchange	09/22/26	USD	103,000	(538)	(538)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.558%	Chicago Mercantile Exchange	09/22/26	USD	517,000	(3,289)	(3,289)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.558%	Chicago Mercantile Exchange	09/22/26	USD	517,000	(3,314)	(3,314)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.561%	Chicago Mercantile Exchange	09/22/26	USD	587,430	(3,966)	(3,966)
					$(192,729)	$(192,729)

At September 30, 2016, the following over-the-counter volatility swaps were outstanding for Voya Balanced Portfolio:

Reference Entity	Counterparty	Pay/ Receive Volatility	Volatility Strike Rate	Expiration Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
AUD vs. USD	JPMorgan Chase & Co.	Receive	9.650%	10/19/16	USD	581,600	$(5,188)	$(5,188)
			Total Volatility Swaps				$(5,188)	$(5,188)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$65,548
Interest rate contracts	Interest rate swaps	266,218
Total Asset Derivatives		$331,766

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$52,796
Equity contracts	Futures contracts	236,663
Interest rate contracts	Interest rate swaps	458,947
Foreign exchange contracts	Volatility swaps	5,188
Total Liability Derivatives		$753,594

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

JPMorgan Chase & Co.
Liabilities:
Volatility swaps	$5,188
Total Liabilities	$5,188

Net OTC derivative instruments by counterparty, at fair value	$(5,188)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$(5,188)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2016